Other Receivables, Net - Schedule of Movement Allowance For Credit Losses (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Provision for Doubtful Accounts [Abstract]
Beginning balance	$ 164	$ 1,288	$ 729
Recovery	(164)	(1,288)
Addition			559	$ 18,368
Ending balance			$ 1,288	$ 729